UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

   [LOGO OMITTED] THE WHG FUNDS
                  WESTWOOD HOLDINGS GROUP, INC.

   WHG LARGECAP VALUE FUND
   WHG SMIDCAP FUND
   WHG SMALLCAP VALUE FUND
   WHG INCOME OPPORTUNITY FUND
   WHG BALANCED FUND

   SEMI-ANNUAL REPORT                                          APRIL 30, 2007
--------------------------------------------------------------------------------

                                                INVESTMENT ADVISER:
                                                WESTWOOD MANAGEMENT CORP.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                  APRIL 30, 2007

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedules of Investments
   WHG LargeCap Value Fund ................................................   10
   WHG SMidCap Fund .......................................................   14
   WHG SmallCap Value Fund ................................................   18
   WHG Income Opportunity Fund ............................................   22
   WHG Balanced Fund ......................................................   27

Statements of Assets and Liabilities ......................................   33

Statements of Operations ..................................................   35

Statements of Changes in Net Assets
   WHG LargeCap Value Fund ................................................   37
   WHG SMidCap Fund .......................................................   38
   WHG SmallCap Value Fund ................................................   39
   WHG Income Opportunity Fund ............................................   40
   WHG Balanced Fund ......................................................   41

Financial Highlights
   WHG LargeCap Value Fund ................................................   42
   WHG SMidCap Fund .......................................................   43
   WHG SmallCap Value Fund ................................................   44
   WHG Income Opportunity Fund ............................................   45
   WHG Balanced Fund ......................................................   46

Notes to Financial Statements .............................................   47

Disclosure of Fund Expenses ...............................................   55

Approval of Investment Advisory Agreements ................................   57
--------------------------------------------------------------------------------

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------
April 30, 2007

Dear Shareholders:

We are pleased to provide you with the semi-annual report for the WHG Funds, managed by Westwood Management Corp., for the period ended April 30, 2007.

Like all Westwood portfolios, a team of Westwood investment professionals manages the WHG Funds. Each of our portfolio teams is comprised of investment professionals whose experience best suits the needs of the particular portfolio. The management style of the WHG Funds is deeply rooted in our 24-year old investment philosophy that seeks to deliver a superior rate of return while controlling risk. Our investment team looks for low risk investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. We seek to invest in high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity. In addition, we favor companies that are led by an experienced management team who can articulate and execute their business plan.

WHG LARGECAP VALUE FUND

The performance of the WHG LargeCap Value Fund for the period ended April 30, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                        6 MONTHS   CALENDAR YTD
--------------------------------------------------------------------------------
WHG LARGECAP VALUE FUND                                  10.02%        6.53%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                  9.79%        4.98%
--------------------------------------------------------------------------------

MARKET OVERVIEW

The stock market became much more volatile in the beginning of 2007, as the deterioration of the sub prime mortgage market and concerns about a potential decline in global economic growth and liquidity prompted many investors to sell stocks in late February. However, the market rebounded with reports of stronger than expected 1st quarter corporate earnings, with continued robust merger & acquisition activity, and with evidence of still ample global liquidity. The worst performing sectors in the benchmark Russell 1000 Value Index during the period included Financial Services, specifically commercial banks with exposure to the mortgage market, as well as the economically-sensitive Technology sector. The REIT sector was also among the poorest performers during the period as fears of slowing growth for real estate-related firms pulled their share prices lower. The best performing sectors included Materials & Processing, as commodity prices rallied, Energy, due to sustained strength in oil & gas prices, and Utilities, as investors sought out safe havens.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

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WHG LARGECAP VALUE FUND COMMENTARY

The WHG LargeCap Value Fund outperformed the Russell 1000 Value Index during the six months ended April 30, 2007. The primary contributor to relative performance was strong security selection in the Financial Services and Materials & Processing sectors. Within Financial Services, the best performing securities included asset management and securities-related companies Lazard and Franklin Resources, which delivered strong performance and asset flows and benefited from the strength of the overall market. Additionally, Mastercard, which reported strong earnings results driven by higher than expected transaction volumes for the 4th quarter, was a top performer in the sector. Offsetting this strong performance of selected securities in Financial Services were Allstate and American Express, both of which reported earnings results that were disappointing to investors, and Blackrock, which reported slower growth in its assets under management than in previous periods.

Within Materials & Processing, IPSCO rose over 40%, as its valuation level benefited from competitor buyouts as well as from the announcement that the Swedish steel company SSAB would acquire it. Also benefiting from merger & acquisition activity in the sector was Phelps Dodge, which jumped on news of an acquisition by Freeport-McMoRan Copper & Gold. Other top performers included Exelon, benefiting from the announcement of the acquisition of its competitor TXU, and First Data which announced early in April that it would be acquired by buyout firm KKR at a 26% premium to the previous day's closing price.

The primary detractors to relative performance were security selection and an overweight in the Technology sector. Motorola, which has been negatively impacted by the announcement of weaker than expected handset sales, and Microsoft, which fell after issuing conservative sales guidance for its new Vista operating system, were top detractors to the sector's performance. Security selection within Consumer Discretionary also hindered relative performance, including Federated Department Stores, which sold off when investors priced in expectations for lower same store sales growth. Lastly, performance within Producer Durables and Autos & Transportation negatively impacted the portfolio as investors began to discount slower economic growth in 2007.

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the period ended April 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                        6 MONTHS   CALENDAR YTD
--------------------------------------------------------------------------------
WHG SMIDCAP FUND                                         19.07%       13.59%
--------------------------------------------------------------------------------
Russell 2500 Index                                       10.17%        6.22%
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

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MARKET OVERVIEW

Small and mid-size market capitalization stocks continued to outperform large capitalization stocks during the six months ended April 30, 2007. The stock market became much more volatile in the first part of the period as the deterioration of the sub prime mortgage market and concerns about a potential decline in global economic growth & liquidity prompted many investors to sell stocks. Investors had been looking for a reason to sell, fearing that the seven month rally had persisted too long, and a one-day 9% drop in the Chinese stock market, combined with a rally in the Japanese Yen and persistent weakness in the U.S. housing market, gave them the reason they needed. The market rebounded in the latter part of the period, though, as U.S. corporations reported stronger than expected 1st quarter earnings growth. This earnings growth was heavily influenced by demand from international economies, including Europe, which continue to experience strong economic growth and ample levels of liquidity. The best performing sectors in the benchmark Russell 2500 Index included Materials & Processing and Energy, as commodity prices -- including oil & gas -- rallied, while Consumer Staples stocks were bid higher as investors sought out safe havens. The worst performing sectors in the benchmark during the period included Financial Services, specifically commercial banks with exposure to the mortgage market, REITs, due to concerns over the continued growth rates for such firms, and Health Care, which declined during the beginning of the period as investors feared the impact of a Democrat-controlled Congress.

WHG SMIDCAP FUND COMMENTARY

The WHG SMidCap Fund outperformed the Russell 2500 Index during the six month period ended April 30, 2007. Security selection in the Financial Services, Technology, and Materials & Processing sectors was largely responsible for the strong relative performance. The best performing stocks included Altiris, Inc. and Compass Bancshares, which were both acquired at large premiums by competitors, as well as IPSCO, which rallied following the announcement that it would be acquired by Swiss steel company SSAB. Other strong performers included Cleveland-Cliffs, which rose in tandem with industrial metals prices and merger activity within the metals industry. Also, Cytyc performed well after reporting strong demand for its key products, and Mastercard, Inc. was bid higher as it posted growth rates much higher than expected during the latter part of 2006.

Relative performance was hindered during the period by an underweight allocation to the Consumer Discretionary sector as well as the poor performance of a handful of securities. One of the worst performing securities was Valeant Pharmaceuticals, which declined after a key new drug failed in a clinical trial. Other securities detracting from performance included Cullen/Frost Bankers and Zions Bancorporation, both of which fell after reporting disappointing 1st quarter 2007 earnings due to poor loan growth.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

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Associated Banc-Corp's performance was not only affected by poor loan growth but also by a decline in credit quality. Additionally, security selection in the REIT sector, including Hospitality Properties Trust, detracted from relative performance. Finally, relative performance was hurt by retailer Dillard's, which reported disappointing 4th quarter 2006 earnings as well as declining same store sales in early 2007.

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the period ended April 30, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                         SINCE
                                                                        4/2/07*
--------------------------------------------------------------------------------
WHG SMALLCAP VALUE FUND                                                  2.40%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                                 1.04%
--------------------------------------------------------------------------------
* COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

MARKET OVERVIEW

For the one-month period ended April 30, 2007, the large capitalization market beat the small capitalization names. Weakness in 1Q07 earnings of small capitalization securities is the primary cause of this underperformance. Top performers in the Russell 2000 Value Index for the month included Materials &
Processing and Producer Durables, both of which benefited from strength in foreign growth, as well as Autos & Transportation and Energy, which benefited from strength in oil & gas prices. The poorest performing sectors included the REIT and Health Care sectors.

WHG SMALLCAP VALUE FUND COMMENTARY

The WHG SmallCap Value Fund generated strong relative returns during the period, beating the benchmark Russell 2000 Value. During the period, performance in the Energy and Autos & Transportation sectors, coupled with security selection in these sectors, provided much of the relative strength for the Fund. Additionally, security selection and an underweight to the Financial Services sector aided relative performance, as we avoided institutions with mortgage lending exposure. The top contributing security during the period was Teledyne Technologies, whose strong revenue growth led to an upside earnings surprise. Also outperforming were Claymont Steel, which saw continued strong growth in global steel demand, and shipping companies Genco Shipping & Trading and Arlington Tankers, which both benefited from the rise in energy prices and tanker rates.

Impacted by unseasonably cold weather, Consumer Discretionary stocks were the top detractors to relative performance. In particular, retailers Children's Place Retail Stores and Men's Wearhouse traded lower on weaker than expected same store sales. Additionally, Orient Express Hotels was the biggest detractor for the period, as it gave

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------
back some gain in the first quarter from takeover speculation. Other detractors to relative performance included Materials & Processing, particularly Northwest Pipe, which corrected somewhat after a strong first quarter performance, and Consumer Staples.

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the period ended April 30, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                        6 MONTHS   CALENDAR YTD
--------------------------------------------------------------------------------
WHG INCOME OPPORTUNITY FUND                               9.13%        5.74%
--------------------------------------------------------------------------------
Citigroup 10-Year Treasury Index                          1.61%        1.87%
--------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill Index                     2.50%        1.66%
--------------------------------------------------------------------------------
S&P 500 Index                                             8.60%        5.10%
--------------------------------------------------------------------------------
FTSE NAREIT Index                                         6.56%        3.44%
--------------------------------------------------------------------------------
Blended Benchmark*                                        4.91%        3.12%
--------------------------------------------------------------------------------

* 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH TREASURY BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

MARKET OVERVIEW

The strong equity market and benign interest rate environment provided a solid backdrop for robust performance in income generating securities for the six months ended April 30, 2007. All asset classes posted solid gains, led by Master Limited Partnerships (MLPs), convertible preferreds and equities.

WHG INCOME OPPORTUNITY FUND COMMENTARY

The WHG Income Opportunity Fund outperformed its custom benchmark for the six months ended April 30, 2007. Top performing asset classes included MLPs, common equities, and convertible preferreds. Performance in the MLP sector was a standout with gains driven across the board by pipelines, tankers and coal, with each of the MLPs held in the portfolio posting double-digit gains during the period. The primary contributor to performance within this asset class was the overall rise in equity prices and the stable interest rate environment. Convertible securities also benefited from this environment as their underlying stocks and bonds rallied. Top performers within this asset class included Freeport-McMoran Cooper & Gold. The WHG Income Opportunity Fund's equity asset allocation performed admirably and outperformed the overall stock market, as measured by the S&P 500. In particular, Macquarie Infrastructure Trust, FPL Group and Citigroup led the strong performance. Despite recently falling off due to fears of slowing growth for real estate-related firms, REITs still performed well over the period, with Prologis leading the way.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

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Although no asset classes had negative returns,  on a relative basis, the fund's allocation to cash, corporate bonds, government securities and preferred stock were laggards.

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the period ended April 30, 2007, was as follows:

--------------------------------------------------------------------------------
                                                                       2007
                                                        6 MONTHS   CALENDAR YTD
--------------------------------------------------------------------------------
WHG BALANCED FUND                                         6.66%        4.49%
--------------------------------------------------------------------------------
S&P 500 Index                                             8.60%        5.10%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index              2.48%        2.07%
--------------------------------------------------------------------------------
Blended Benchmark*                                        6.15%        3.89%
--------------------------------------------------------------------------------

*     60% S&P 500 INDEX/40% LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX

MARKET OVERVIEW

In addition to the factors affecting the equity markets mentioned in the LargeCap Value section, fixed income markets ended the period relatively stable. The beginning of the six month period began saw little change in interest rates, as returns were largely driven by yield, resulting in positive performance for all sectors. Credit spreads tightened as investors sought out the higher yields associated with riskier assets, resulting in outperformance for lower credit quality securities. Mortgages, asset-backed securities, and long duration corporate bonds were the top-performing asset classes. However, as 2007 began, ever-changing expectations for Fed policy dominated the fixed income markets in the first quarter of 2007. After starting the year on a strong note, a steady stream of economic reports pointing toward slower growth, combined with growing anxiety over events in the subprime mortgage sector, caused investors to believe that the Federal Reserve would lower interest rates sooner rather than later. As a result, short and intermediate yields declined during the period while long-term yields rose, resulting in a steeper -- but still inverted -- yield curve. International events also had an impact on the fixed income markets during the first part of the year, prompting a "flight to quality" rally in Treasuries in late February in response to the sell-off in both global and domestic equity markets. However, the rally in Treasuries reversed in late March and April as investors' fears subsided and global markets moved higher.

WHG BALANCED FUND COMMENTARY

For the six months ended April 30, 2007, the WHG Balanced Fund outperformed the 60/40 blended benchmark. Within the equity allocation, security selection within the Utilities sector, as investors sought safe havens, and Materials & Processing sector, which benefited from strength in steel prices as well as from merger & acquisition activity, was the primary contributor to performance. Additionally, an overweight to the

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------
Energy sector, which benefited from the rise of crude and gas prices, aided relative performance. The worst performing sector was Technology, as Motorola traded down on the announcement of weaker than expected handset sales. Other detractors to relative performance included security selection within the Producer Durables sector.

The WHG Balanced Fund's fixed income component continued to be focused on the short-end of the yield curve. This focus was a slight drag on performance during the period, as an unexpected decline in longer-term interest rates resulted in superior performance for longer-term debt securities. Specifically, securities within the 5-10 year maturity range led returns of both longer and shorter term debt securities.

2007 MARKET OUTLOOK

We view 2007 as an extension of the trends we have been experiencing for some time. While we are optimistic, we remain cognizant of the risks that the economy will face as it moves forward. Our outlook continues to suggest domestic real GDP and inflation will each rise 2.5% in 2007, rates that are slower than in 2006. Housing will remain a drag on the economy through the first half of the year, but the overall slower pace of economic growth should alleviate some pressure on resource utilization rates and allow inflation to recede. A weaker dollar should help our trade deficit, and global industrialization will continue to provide demand for exports and, ultimately, the domestic economy.

Global growth will continue to exceed U.S. domestic growth and fuel corporate profits, especially for those companies focused on the industrial sectors of the economy. Our expectations for the combined operating profits of the 500 companies that comprise the S&P 500 Index are $95.00 per share, a gain of 8% over 2006. We believe that crude oil will average between $55 and $65 per barrel over the course of the year and consumer expenditure growth will be constrained relative to past years.

When combined with the expected increase in earnings, equities are moderately attractive, particularly relative to bonds. However, a slower pace of economic growth may disappoint some investors, leading to increased market volatility and a preference for high quality securities with solid fundamentals.

Looking ahead, we expect the foreign central banks to continue to reinvest trade dollars back into longer-term U.S. securities, thereby causing the yield curve to remain flat to slightly inverted. Because past negative or inverted yield curves have been associated with economic recessions, the markets are likely to remain fearful of recession and a housing market collapse. As opposed to an impending recession, we believe the inverted yield curve, which is a function of low longer-term interest rates, has been caused by strong demand for longer-term U.S. Treasuries resulting from excess worldwide liquidity flowing primarily from the BRIC countries (Brazil, Russia, India and China). Liquidity is being created by a number of factors, including the U.S. twin deficits, high levels of Japanese savings, unusually profitable fixed investments in China, foreign

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------
investment by rapidly growing Eastern European nations, and crude oil prices above the $50 per barrel mark.

The excess liquidity flowing from the newly rich BRIC countries has been beneficial in keeping U.S. interest rates lower than they might have otherwise been. It has also been a key driver of price strength because BRIC countries possess low levels of reserves in commodities, such as crude oil, steel and copper, and have worked to diversify their holdings into these and other hard assets, such as real estate, in countries with strong property rights, such as the United States and Great Britain.

Under the current outlook, our current investment strategy remains focused on high quality companies showing positive and improving fundamentals, strong free cash flow generation and unrecognized value. We will continue to invest in companies that have healthy balance sheets, generating strong levels of free cash flow and efficiently utilizing that cash to reduce debt, repurchase stock or initiate or increase dividends. We expect to find more of these companies in the manufacturing sector than in consumer-related areas as worldwide demand for industrial products & services boosts profits in this part of the market.

Sincerely,

THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

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                      DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed in the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower to price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financial Services                      24.5%
Energy                                  14.5%
Technology                              13.4%
Industrial                              12.3%
Telephones & Telecommunications          6.2%
Utilities                                6.0%
Consumer Discretionary                   5.1%
Consumer Staples                         5.0%
Health Care                              5.0%
Short-Term Investments                   4.4%
Materials & Processing                   3.6%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.1%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
CONSUMER DISCRETIONARY -- 5.2%
   Federated Department Stores .....................       4,200    $   184,464
   Home Depot ......................................       2,100         79,527
   Sears Holdings ..................................       1,200        229,092
   Starwood Hotels & Resorts Worldwide .............       2,800        187,656
   Walt Disney .....................................       5,900        206,382
                                                                    -----------
                                                                        887,121
                                                                    -----------
CONSUMER STAPLES -- 5.0%
   Altria Group ....................................       3,000        206,760
   Colgate-Palmolive ...............................       6,300        426,762
   General Mills ...................................       3,600        215,640
                                                                    -----------
                                                                        849,162
                                                                    -----------
ENERGY -- 14.8%
   Apache ..........................................       5,600        406,000
   ConocoPhillips ..................................       6,000        416,100
   Exxon Mobil .....................................       5,300        420,714
   Marathon Oil ....................................       4,200        426,510
   McDermott International .........................       4,100        220,006
   Murphy Oil ......................................       7,400        410,256
   Occidental Petroleum ............................       4,000        202,800
                                                                    -----------
                                                                      2,502,386
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
FINANCIAL SERVICES -- 25.0%
   Allstate ........................................       6,800    $   423,776
   American Express ................................       7,000        424,690
   Bank of America .................................       8,300        422,470
   Bear Stearns ....................................       1,300        202,410
   Blackrock .......................................       1,300        194,610
   Citigroup .......................................       7,900        423,598
   Franklin Resources ..............................       1,600        210,096
   Hartford Financial Services Group ...............       4,200        425,040
   JPMorgan Chase ..................................       8,300        432,430
   Lazard, Cl A ....................................       4,000        216,600
   Lehman Brothers Holdings ........................       2,800        210,784
   Mastercard, Cl A ................................       2,000        223,360
   Mellon Financial ................................       4,900        210,357
   Morgan Stanley ..................................       2,500        210,025
                                                                    -----------
                                                                      4,230,246
                                                                    -----------
HEALTH CARE -- 5.0%
   CVS/Caremark ....................................      11,700        424,008
   Pfizer ..........................................      16,200        428,652
                                                                    -----------
                                                                        852,660
                                                                    -----------
INDUSTRIAL -- 12.5%
   Burlington Northern Santa Fe ....................       2,300        201,342
   Eagle Bulk Shipping .............................       9,700        218,444
   FedEx ...........................................       1,900        200,336
   General Electric ................................      12,100        446,006
   ITT .............................................       3,400        216,954
   Lockheed Martin .................................       2,200        211,508
   Textron .........................................       2,100        213,507
   United Technologies .............................       6,200        416,206
                                                                    -----------
                                                                      2,124,303
                                                                    -----------
MATERIALS & PROCESSING -- 3.6%
   Allegheny Technologies ..........................       1,800        197,244
   Freeport-McMoRan Copper & Gold ..................       6,200        416,392
                                                                    -----------
                                                                        613,636
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
TECHNOLOGY -- 13.6%
   Accenture, Cl A .................................       5,300    $   207,230
   Automatic Data Processing .......................       9,500        425,220
   Cisco Systems ...................................       8,000        213,920
   Electronic Data Systems .........................       7,100        207,604
   First Data ......................................       2,500         81,000
   International Business Machines .................       2,200        224,862
   Microsoft .......................................      14,700        440,118
   Motorola ........................................       4,500         77,985
   Oracle* .........................................      22,600        424,880
                                                                    -----------
                                                                      2,302,819
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.3%
   Alltel ..........................................       3,500        219,415
   AT&T ............................................      10,900        422,048
   Verizon Communications ..........................      11,300        431,434
                                                                    -----------
                                                                      1,072,897
                                                                    -----------
UTILITIES -- 6.1%
   Dominion Resources ..............................       2,200        200,640
   Exelon ..........................................       5,500        414,755
   PG&E ............................................       8,200        414,920
                                                                    -----------
                                                                      1,030,315
                                                                    -----------
   Total Common Stock
     (Cost $15,089,462) ............................                 16,465,545
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 4.4%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
   Fidelity Money Management Fund,
     Institutional Cl, 5.230% ......................     524,315    $   524,315
   SEI Daily Income Trust,
     Treasury Fund, Cl A, 5.140% ...................     230,613        230,613
                                                                    -----------
   Total Short-Term Investments
     (Cost $754,928) ...............................                    754,928
                                                                    -----------
   Total Investments -- 101.5%
     (Cost $15,844,390) ............................                $17,220,473
                                                                    ===========

      Percentages are based on Net Assets of $16,965,330.

  *   Non-Income Producing Security

(A)   Rate shown is the 7-day effective yield as of April 30, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financial Services                      18.0%
Short-Term Investments                  11.1%
Other Energy                             9.5%
Consumer Discretionary                   8.7%
Utilities                                8.5%
Health Care                              8.0%
Autos & Transportation                   7.8%
Industrial                               7.6%
Technology                               6.6%
Materials & Processing                   5.8%
Real Estate Investment Trusts            4.7%
Consumer Staples                         3.7%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.2%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
AUTO & TRANSPORTATION -- 8.1%
   Alexander & Baldwin .............................      17,700    $   946,065
   Double Hull Tankers .............................      30,300        482,679
   Eagle Bulk Shipping .............................      42,600        959,352
   Ultrapetrol Bahamas* ............................      25,900        543,900
   Wabtec ..........................................      25,449        945,430
                                                                    -----------
                                                                      3,877,426
                                                                    -----------
CONSUMER DISCRETIONARY -- 9.1%
   Alberto-Culver ..................................      41,000        995,890
   BJ's Wholesale Club .............................      13,800        476,514
   Dillard's, Cl A .................................      27,000        935,010
   Getty Images ....................................       9,303        483,756
   Liz Claiborne ...................................      21,400        957,008
   Tim Hortons .....................................      15,031        473,927
                                                                    -----------
                                                                      4,322,105
                                                                    -----------
CONSUMER STAPLES -- 3.9%
   Dean Foods ......................................      25,000        910,750
   Molson Coors Brewing, Cl B ......................      10,000        942,800
                                                                    -----------
                                                                      1,853,550
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
FINANCIAL SERVICES -- 18.9%
   Alleghany .......................................       1,322    $   473,012
   AllianceBernstein Holding LP (A) ................      10,100        918,696
   Associated Banc-Corp ............................      29,100        942,258
   Axis Capital Holdings ...........................      25,500        946,050
   Cullen/Frost Bankers ............................      18,400        941,528
   Eaton Vance .....................................      25,300        966,966
   Federated Investors .............................      24,800        946,368
   Lazard, Cl A ....................................      17,600        953,040
   Willis Group Holdings ...........................      23,200        951,664
   Zions Bancorporation ............................      11,600        948,880
                                                                    -----------
                                                                      8,988,462
                                                                    -----------
HEALTH CARE -- 8.4%
   Alpharma ........................................      39,100        950,130
   Amedisys ........................................       7,100        222,585
   Barr Pharmaceuticals ............................       9,900        478,764
   Cytyc ...........................................      26,200        923,026
   Universal Health Services, Cl B .................      15,600        947,232
   Valeant Pharmaceuticals International ...........      26,100        470,322
                                                                    -----------
                                                                      3,992,059
                                                                    -----------
INDUSTRIAL -- 8.0%
   ESCO Technologies ...............................      20,700        943,092
   Gardner Denver ..................................      25,100        948,780
   Terex ...........................................      12,100        941,985
   Thomas & Betts ..................................      17,300        942,504
                                                                    -----------
                                                                      3,776,361
                                                                    -----------
MATERIALS & PROCESSING -- 6.1%
   Cambrex .........................................      23,300        565,258
   Cleveland-Cliffs ................................       6,900        478,101
   IPSCO ...........................................       3,100        458,335
   Jacobs Engineering Group ........................       9,300        468,999
   Washington Group International ..................      14,000        936,880
                                                                    -----------
                                                                      2,907,573
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    -----------
OTHER ENERGY -- 10.0%
   Arch Coal .......................................      26,500    $   955,855
   CNX Gas .........................................      34,100        956,846
   FMC Technologies ................................      13,200        935,616
   McDermott International .........................       8,750        469,525
   Plains Exploration & Production .................      20,400        958,596
   Unit ............................................       8,300        474,345
                                                                    -----------
                                                                      4,750,783
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 4.9%
   Crescent Real Estate Equity .....................      23,100        473,781
   Equity Lifestyle Properties .....................       8,600        466,722
   Healthcare Realty Trust .........................      13,900        473,434
   Hospitality Properties Trust ....................      20,800        947,024
                                                                    -----------
                                                                      2,360,961
                                                                    -----------
TECHNOLOGY -- 6.9%
   Cadence Design Systems ..........................      41,900        930,180
   Harris ..........................................      18,200        934,570
   Jack Henry & Associates .........................      19,803        470,321
   Perot Systems ...................................      53,100        950,490
                                                                    -----------
                                                                      3,285,561
                                                                    -----------
UTILITIES -- 8.9%
   DPL .............................................      30,200        946,770
   Oneok ...........................................      10,000        484,100
   PNM Resources ...................................      28,700        934,185
   Southern Union ..................................      31,000        944,260
   Wisconsin Energy ................................      19,400        946,526
                                                                    -----------
                                                                      4,255,841
                                                                    -----------
   Total Common Stock
     (Cost $40,878,984) ............................                 44,370,682
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 11.6%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------    -----------
   SEI Daily Income Trust,
     Treasury Fund, Cl A, 5.140%
     (Cost $5,532,909) .............................   5,532,909    $ 5,532,909
                                                                    -----------
   Total Investments -- 104.8%
     (Cost $46,411,893) ............................                $49,903,591
                                                                    ===========

      Percentages are based on Net Assets of $47,618,520.

  *   Non-Income Producing Security

(A) Securities considered Master Limited Partnerships. At April 30, 2007, these securities amounted to $918,696 or 1.93% of net assets.

(B)   Rate shown is the 7-day effective yield as of April 30, 2007.

 Cl   Class

 LP   Limited Partnerships

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Materials & Processing                        13.9%
Consumer Discretionary                        13.1%
Industrial                                    11.6%
Financial Services                            11.4%
Short-Term Investments                         9.5%
Real Estate Investment Trusts                  8.5%
Energy                                         8.2%
Technology                                     7.8%
Autos & Transportation                         6.2%
Utilities                                      5.9%
Health Care                                    2.0%
Consumer Staples                               1.9%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 83.9%
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------       ----------
AUTOS & TRANSPORTATION -- 5.7%
   Arlington Tankers .........................           2,100       $   56,028
   Genco Shipping & Trading ..................           1,600           57,216
   Horizon Lines, Cl A .......................           1,600           54,416
                                                                     ----------
                                                                        167,660
                                                                     ----------
CONSUMER DISCRETIONARY -- 12.2%
   Alberto-Culver ............................           1,100           26,719
   Childrens Place Retail Stores .............             900           47,583
   CKE Restaurants ...........................           2,700           54,837
   LoJack ....................................           1,300           23,920
   Marcus ....................................           2,200           47,806
   Macquarie Infrastructure Co Trust .........           1,300           55,354
   Orient Express Hotels, Cl A ...............             900           47,385
   Warnaco Group .............................           1,900           53,732
                                                                     ----------
                                                                        357,336
                                                                     ----------
CONSUMER STAPLES -- 1.7%
   J&J Snack Foods ...........................           1,300           50,661
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------       ----------
ENERGY -- 7.6%
   Foundation Coal Holdings ..................           1,500       $   59,085
   Hydril ....................................             300           29,046
   Oil States International ..................           1,600           54,288
   Penn Virginia .............................             300           24,015
   Superior Offshore International* ..........           1,500           27,405
   Unit ......................................             500           28,575
                                                                     ----------
                                                                        222,414
                                                                     ----------
FINANCIAL SERVICES -- 10.6%
   Boston Private Financial Holdings .........           1,900           52,839
   Cathay General Bancorp ....................           1,500           49,185
   IPC Holdings ..............................             900           26,982
   KBW .......................................             800           26,128
   SeaBright Insurance Holdings ..............           2,800           51,996
   Sterling Financial ........................           1,700           50,116
   Stifel Financial ..........................           1,200           53,892
                                                                     ----------
                                                                        311,138
                                                                     ----------
HEALTH CARE -- 1.9%
   Five Star Quality Care ....................           5,000           55,050
                                                                     ----------
INDUSTRIAL -- 10.8%
   Genlyte Group .............................             700           54,607
   Hurco .....................................             600           26,466
   Kennametal ................................             800           56,448
   Knoll .....................................           2,100           48,762
   Middleby ..................................             400           54,912
   Moog, Cl A ................................           1,200           51,024
   NCI Building Systems ......................             500           24,985
                                                                     ----------
                                                                        317,204
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------       ----------
MATERIALS & PROCESSING -- 12.9%
   Claymont Steel* ...........................           2,600       $   60,112
   Cleveland-Cliffs ..........................             400           27,716
   Layne Christensen .........................           1,400           53,018
   Northwest Pipe ............................           1,400           50,050
   RTI International Metals ..................             600           56,562
   Tronox, Cl A ..............................           1,800           25,434
   URS .......................................           1,200           52,440
   Washington Group International ............             800           53,536
                                                                     ----------
                                                                        378,868
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS -- 7.8%
   Getty Realty ..............................           1,800           51,588
   Lasalle Hotel Properties ..................           1,100           51,073
   Lexington Realty Trust ....................           1,200           25,068
   Maguire Properties ........................             700           25,221
   Post Properties ...........................           1,100           51,557
   Sunstone Hotel Investors ..................             900           25,668
                                                                     ----------
                                                                        230,175
                                                                     ----------
TECHNOLOGY -- 7.2%
   Benchmark Electronics .....................           2,500           52,950
   Mantech International, Cl A ...............           1,600           49,088
   SI International ..........................           1,800           47,628
   Teledyne Technologies .....................           1,400           61,754
                                                                     ----------
                                                                        211,420
                                                                     ----------
UTILITIES -- 5.5%
   Cleco .....................................           2,000           56,120
   General Communication, Cl A ...............           3,700           52,651
   Iowa Telecommunications Services ..........           2,600           52,806
                                                                     ----------
                                                                        161,577
                                                                     ----------
   Total Common Stock
      (Cost $2,404,094) ......................                        2,463,503
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 8.8%
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------       ----------
   SEI Daily Income Trust,
      Treasury Fund, Cl A, 5.140%
      (Cost $259,809) ........................         259,809       $  259,809
                                                                     ----------
   Total Investments -- 92.7%
      (Cost $2,663,903) ......................                       $2,723,312
                                                                     ==========

      Percentages are based on Net Assets of $2,937,389.

  *   Non-Income Producing Security

(A)   Rate shown is the 7-day effective yield as of April 30, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financial Services                            24.0%
U.S. Treasury Obligations                     14.3%
U.S. Government Agency Obligations            13.7%
Autos & Transportation                        10.7%
Energy                                         9.7%
Short-Term Investments                         7.1%
Real Estate Investment Trusts                  7.0%
Consumer Discretionary                         5.8%
Health Care                                    2.5%
Industrial                                     2.5%
Utilities                                      1.4%
Consumer Staples                               1.3%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 35.7%
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------      -----------
AUTO & TRANSPORTATION -- 10.6%
   Arlington Tankers .........................          91,560      $ 2,442,821
   Double Hull Tankers .......................         154,500        2,461,185
   General Maritime ..........................          71,400        2,289,798
   Teekay LNG Partners LP (A) ................          63,400        2,444,070
   Teekay Offshore Partners LP (A) ...........          18,800          582,800
                                                                    -----------
                                                                     10,220,674
                                                                    -----------
CONSUMER DISCRETIONARY -- 3.7%
   GateHouse Media ...........................          55,800        1,137,762
   Macquarie Infrastructure Co Trust .........          56,400        2,401,512
                                                                    -----------
                                                                      3,539,274
                                                                    -----------
CONSUMER STAPLES -- 1.3%
   Reddy Ice Holdings ........................          42,940        1,257,712
                                                                    -----------
ENERGY -- 7.9%
   BreitBurn Energy Partners LP (A) ..........          36,400        1,332,240
   Enterprise Products Partners LP (A) .......          77,800        2,524,610
   Penn Virginia Resource Partners LP (A) ....          44,900        1,302,100
   Plains All American Pipeline LP (A) .......          21,700        1,280,083
   Universal Compression Partners LP (A) .....          35,500        1,202,385
                                                                    -----------
                                                                      7,641,418
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------      -----------
FINANCIAL SERVICES -- 5.0%
   AllianceBernstein Holding LP (A) ..........          12,800      $ 1,164,288
   Bank of America ...........................          47,300        2,407,570
   Citigroup .................................          22,400        1,201,088
                                                                    -----------
                                                                      4,772,946
                                                                    -----------
HEALTH CARE -- 2.5%
   Pfizer ....................................          91,900        2,431,674
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
   Getty Realty ..............................          35,300        1,011,698
   Healthcare Realty Trust ...................          69,500        2,367,170
   Rayonier ..................................          27,300        1,184,001
                                                                    -----------
                                                                      4,562,869
                                                                    -----------
   Total Common Stock
     (Cost $30,006,392) ......................                       34,426,567
                                                                    -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 19.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.1%
   CBS, 7.250% ...............................          80,800        2,037,776
                                                                    -----------
FINANCIAL SERVICES -- 15.0%
   Bank One Capital VI, 7.200% ...............          90,300        2,287,299
   Barclays Bank, Ser 2, 6.625% ..............          91,100        2,392,286
   Fannie Mae, 0.000% ........................          22,400        1,177,400
   General Electric Capital, 5.875% ..........          97,900        2,418,130
   Lehman Brothers Holdings, Ser G, 0.000% ...          65,400        1,684,050
   MetLife, Ser A, 0.000% ....................          90,900        2,434,302
   Wells Fargo Capital IV, 7.000% ............          81,400        2,066,746
                                                                    -----------
                                                                     14,460,213
                                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 2.4%
   Public Storage, Ser M, 6.625% .............          91,000        2,253,160
                                                                    -----------
   Total Preferred Stock
      (Cost $18,709,255) .....................                       18,751,149
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.6%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT           VALUE
                                                    ----------      -----------
   FHLB
      4.630%, 01/18/08 .......................      $2,000,000      $ 1,991,974
   FHLMC
      5.125%, 04/18/08 .......................       2,750,000        2,750,269
      3.500%, 09/15/07 .......................       2,000,000        1,988,144
   FNMA
      4.250%, 07/15/07 .......................       2,250,000        2,245,541
      3.250%, 11/15/07 .......................       2,500,000        2,473,292
   FNMA DN (B)
      5.180%, 05/11/07 .......................       1,700,000        1,697,610
                                                                    -----------
   Total U.S. Government Agency Obligations
      (Cost $13,148,631) .....................                       13,146,830
                                                                    -----------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 5.6%
--------------------------------------------------------------------------------

                                                      SHARES
                                                    ----------
FINANCIAL SERVICES -- 3.0%
   Alleghany, 5.750% .........................           3,550        1,203,894
   Lehman Brothers Holdings, 6.250% (E) ......          60,100        1,694,820
                                                                    -----------
                                                                      2,898,714
                                                                    -----------
INDUSTRIALS -- 1.2%
   Freeport-McMoRan Cooper & Gold, 6.750% ....          11,100        1,204,794
                                                                    -----------
UTILITIES -- 1.4%
   Entergy, 7.625% ...........................          19,200        1,330,560
                                                                    -----------
   Total Convertible Preferred Stock
      (Cost $4,679,793) ......................                        5,434,068
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.1%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT           VALUE
                                                    ----------      -----------
   American Express MTN
      5.480%, 06/16/11 .......................      $1,000,000      $ 1,001,328
   Anadarko Petroleum
      5.755%, 09/15/09 .......................       1,750,000        1,753,969
   Freeport-McMoRan Cooper & Gold (D)
      8.564%, 04/01/15 .......................       1,100,000        1,160,500
                                                                    -----------
  Total Corporate Obligations
      (Cost $3,875,744) ......................                        3,915,797
                                                                    -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.2%
--------------------------------------------------------------------------------
   U.S. Treasury Bill (B)
      4.908%, 08/23/07 .......................       2,500,000        2,461,905
                                                                    -----------
   U.S. Treasury Notes
      4.875%, 05/31/08 .......................       2,725,000        2,724,575
      4.250%, 10/31/07 .......................       2,700,000        2,691,352
      3.625%, 06/30/07 .......................       2,900,000        2,893,655
      3.375%, 02/15/08 .......................       3,000,000        2,962,383
                                                                    -----------
   Total U.S. Treasury Obligations
      (Cost $13,734,595) .....................                       13,733,870
                                                                    -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (C) -- 7.1%
--------------------------------------------------------------------------------

                                                      SHARES
                                                    ----------
   Fidelity Money Management Fund,
      Institutional Cl, 5.230% ...............       4,719,202        4,719,202
   SEI Daily Income Trust,
      Government Fund, Cl A 5.200% ...........       2,036,780        2,036,780
   SEI Daily Income Trust,
      Treasury Fund, Cl A, 5.140% ............          39,272           39,272
                                                                    -----------
   Total Short-Term Investments
      (Cost $6,795,254) ......................                        6,795,254
                                                                    -----------
   Total Investments -- 99.8%
      (Cost $90,949,664) .....................                      $96,203,535
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      Percentages are based on Net Assets of $96,432,903.

(A) Securities considered Master Limited Partnerships. At April 30, 2007, these securities amounted to $11,832,576 or 12.27% of net assets.

(B)   The rate reported is the effective yield at time of purchase.

(C)   Rate shown is the 7-day effective yield as of April 30, 2007.

(D) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2007. The date shown is the earlier of the reset date or the demand date.

(E)   Subject to exchange into shares of common stock of General Mills, Inc.

Cl    Class

DN    Discount Note

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

LP    Limited Partnerships

MTN   Medium Term Note

Ser   Series

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Obligations               16.0%
U.S. Government Agency Obligations      15.8%
Financial Services                      14.3%
Energy                                  11.0%
Short-Term Investments                   8.8%
Technology                               8.8%
Industrial                               7.2%
Telecommunication Services               3.4%
Utilities                                3.4%
Consumer Discretionary                   3.3%
Consumer Staples                         3.0%
Health Care                              2.8%
Materials                                2.2%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 55.5%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    ----------
CONSUMER DISCRETIONARY -- 3.3%
   Federated Department Stores .......................      1,200    $   52,704
   Home Depot ........................................        600        22,722
   Sears Holdings* ...................................        400        76,364
   Starwood Hotels & Resorts Worldwide ...............        700        46,914
   Walt Disney .......................................      1,500        52,470
                                                                     ----------
                                                                        251,174
                                                                     ----------
CONSUMER STAPLES -- 2.9%
   Altria Group ......................................        800        55,136
   Colgate-Palmolive .................................      1,700       115,158
   General Mills .....................................        900        53,910
                                                                     ----------
                                                                        224,204
                                                                     ----------
ENERGY -- 8.1%
   Apache ............................................      1,400       101,500
   ConocoPhillips ....................................      1,500       104,025
   Exxon Mobil .......................................      1,300       103,194
   Marathon Oil ......................................      1,000       101,550
   McDermott International ...........................      1,000        53,660
   Murphy Oil ........................................      1,900       105,336
   Occidental Petroleum ..............................      1,000        50,700
                                                                     ----------
                                                                        619,965
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    ----------
FINANCIAL SERVICES -- 14.2%
   Allstate ..........................................      1,700    $  105,944
   American Express ..................................      1,900       115,273
   Bank of America ...................................      2,000       101,800
   Bear Stearns ......................................        400        62,280
   Blackrock .........................................        300        44,910
   Citigroup .........................................      2,100       112,602
   Franklin Resources ................................        500        65,655
   Hartford Financial Services Group .................      1,100       111,320
   JPMorgan Chase ....................................      2,100       109,410
   Lazard, Cl A ......................................      1,000        54,150
   Lehman Brothers Holdings ..........................        700        52,696
   Mastercard, Cl A ..................................        500        55,840
   Mellon Financial ..................................      1,100        47,223
   Morgan Stanley ....................................        600        50,406
                                                                     ----------
                                                                      1,089,509
                                                                     ----------
HEALTH CARE -- 2.8%
   CVS/Caremark ......................................      3,000       108,720
   Pfizer ............................................      4,000       105,840
                                                                     ----------
                                                                        214,560
                                                                     ----------
INDUSTRIAL -- 7.1%
   Burlington Northern Santa Fe ......................        600        52,524
   Eagle Bulk Shipping ...............................      2,500        56,300
   FedEx .............................................        500        52,720
   General Electric ..................................      3,000       110,580
   ITT ...............................................        800        51,048
   Lockheed Martin ...................................        500        48,070
   Textron ...........................................        600        61,002
   United Technologies ...............................      1,700       114,121
                                                                     ----------
                                                                        546,365
                                                                     ----------
MATERIALS -- 2.2%
   Allegheny Technologies ............................        500        54,790
   Freeport-McMoRan Copper & Gold ....................      1,700       114,172
                                                                     ----------
                                                                        168,962
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    ----------
TECHNOLOGY -- 8.1%
   Accenture, Cl A ...................................      1,400    $   54,740
   Automatic Data Processing .........................      2,600       116,376
   Cisco Systems .....................................      2,000        53,480
   Electronic Data Systems ...........................      1,900        55,556
   First Data ........................................        700        22,680
   International Business Machines ...................        600        61,326
   Microsoft .........................................      4,000       119,760
   Motorola ..........................................      1,300        22,529
   Oracle ............................................      6,100       114,680
                                                                     ----------
                                                                        621,127
                                                                     ----------
TELECOMMUNICATION SERVICES -- 3.4%
   Alltel ............................................        800        50,152
   AT&T ..............................................      2,800       108,416
   Verizon Communications ............................      2,700       103,086
                                                                     ----------
                                                                        261,654
                                                                     ----------
UTILITIES -- 3.4%
   Dominion Resources ................................        600        54,720
   Exelon ............................................      1,400       105,574
   PG&E ..............................................      2,000       101,200
                                                                     ----------
                                                                        261,494
                                                                     ----------
   Total Common Stock
      (Cost $3,894,642) ..............................                4,259,014
                                                                     ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.7%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT
                                                         --------
   FHLB
      5.375%, 05/18/16 ...............................   $ 60,000        61,743
      5.125%, 06/18/08 ...............................     70,000        70,072
      4.625%, 01/18/08 ...............................     60,000        59,759
      4.625%, 11/21/08 ...............................     65,000        64,715
      4.250%, 07/15/09 ...............................     75,000        74,084
      3.875%, 01/15/10 ...............................     60,000        58,608

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    ----------
   FHLMC
      5.125%, 07/15/12 ...............................   $100,000    $  101,389
      5.000%, 07/15/14 ...............................     60,000        60,507
      4.750%, 12/08/10 ...............................     80,000        79,811
      3.625%, 09/15/08 ...............................    100,000        98,225
      3.500%, 09/15/07 ...............................     75,000        74,555
   FNMA
      5.375%, 11/15/11 ...............................     60,000        61,378
      5.000%, 04/15/15 ...............................     60,000        60,318
      4.625%, 01/15/08 ...............................     60,000        59,754
      4.375%, 03/15/13 ...............................     60,000        58,533
      4.250%, 05/15/09 ...............................     85,000        84,087
   FNMA DN (A)
      5.182%, 09/06/07 ...............................     75,000        74,895
                                                                     ----------
   Total U.S. Government Agency Obligations
      (Cost $1,198,869) ..............................                1,202,433
                                                                     ----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.7%
--------------------------------------------------------------------------------
ENERGY -- 2.9%
   Apache
      5.250%, 04/15/13 ...............................     75,000        75,112
   Chevrontexaco
      3.375%, 02/15/08 ...............................     75,000        73,925
   General Electric
      5.000%, 02/01/13 ...............................     75,000        74,456
                                                                     ----------
                                                                        223,493
                                                                     ----------
FINANCIAL SERVICES -- 0.8%
   Citigroup
      6.500%, 01/18/11 ...............................     60,000        62,844
                                                                     ----------
   Total Corporate Obligations
      (Cost $285,528) ................................                  286,337
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.9%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    ----------
   U.S. Treasury Bills (A)
      5.028%, 09/06/07 ...............................   $100,000    $   98,290
      4.905%, 08/23/07 ...............................    110,000       108,324
   U.S. Treasury Notes
      5.125%, 05/15/16 ...............................     55,000        57,005
      4.875%, 04/30/08 ...............................     65,000        64,949
      4.875%, 05/31/08 ...............................    100,000        99,984
      4.875%, 02/15/12 ...............................     80,000        81,303
      4.750%, 05/15/14 ...............................    100,000       101,074
      4.250%, 10/31/07 ...............................    100,000        99,680
      4.250%, 08/15/15 ...............................     95,000        92,655
      4.000%, 02/15/15 ...............................     60,000        57,675
      3.625%, 06/30/07 ...............................    100,000        99,781
      3.375%, 02/15/08 ...............................    100,000        98,746
      3.375%, 12/15/08 ...............................     80,000        78,375
      3.125%, 05/15/07 ...............................     80,000        79,938
                                                                     ----------
   Total U.S. Treasury Obligations
      (Cost $1,215,724) ..............................                1,217,779
                                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (B) -- 8.7%
--------------------------------------------------------------------------------

                                                          SHARES
                                                         --------
   Fidelity Money Management Fund,
      Institutional Cl, 5.230% .......................    469,700       469,700
   SEI Daily Income Trust,
      Treasury Fund, Cl A, 5.140% ....................    201,067       201,067
                                                                     ----------
   Total Short-Term Investments
      (Cost $670,767) ................................                  670,767
                                                                     ----------
   Total Investments -- 99.5%
      (Cost $7,265,530) ..............................               $7,636,330
                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      Percentages are based on Net Assets of $7,671,659.

*     Non-Income Producing Security

(A)   The rate reported is the effective yield at time of purchase.

(B)   Rate shown is the 7-day effective yield as of April 30, 2007.

Cl    Class

DN    Discount Note

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                    WHG           WHG          WHG
                                                                  LARGECAP      SMIDCAP      SMALLCAP
                                                                 VALUE FUND       FUND      VALUE FUND
                                                                -----------   -----------   ----------
ASSETS:
Investments, at Value (Cost $15,844,390,
   $46,411,893, and $2,663,903, respectively) ..............    $17,220,473   $49,903,591   $2,723,312
Receivable for Capital Shares Sold .........................         40,413       149,381      214,218
Dividends and Interest Receivable ..........................         23,608       123,859        2,303
Deferred Offering Costs ....................................          8,248            --           --
Receivable from Investment Adviser .........................          1,692            --        6,402
Receivable for Investment Securities Sold ..................             --       512,696           --
Prepaid Expenses ...........................................         13,491        10,008           --
                                                                -----------   -----------   ----------
   TOTAL ASSETS ............................................     17,307,925    50,699,535    2,946,235
                                                                -----------   -----------   ----------
LIABILITIES:
Payable for Investment Securities Purchased ................        293,910     3,024,973           --
Payable for Capital Shares Redeemed ........................         30,000            --           --
Payable due to Administrator ...............................          3,278         9,382          542
Payable due to Trustees' ...................................            786         1,654          120
Chief Compliance Officer Fees Payable ......................            686         1,257          111
Payable due to Investment Adviser ..........................             --        22,798           --
Other Accrued Expenses .....................................         13,935        20,951        8,073
                                                                -----------   -----------   ----------
   TOTAL LIABILITIES .......................................        342,595     3,081,015        8,846
                                                                -----------   -----------   ----------
NET ASSETS .................................................    $16,965,330   $47,618,520   $2,937,389
                                                                ===========   ===========   ==========
NET ASSETS CONSIST OF:
Paid-in Capital ............................................    $15,362,344   $42,416,139   $2,878,888
Undistributed Net Investment Income ........................         40,283       362,281           17
Accumulated Net Realized Gain
   (Loss) on Investments ...................................        186,620     1,348,402         (925)
Net Unrealized Appreciation
   on Investments ..........................................      1,376,083     3,491,698       59,409
                                                                -----------   -----------   ----------
   NET ASSETS ..............................................    $16,965,330   $47,618,520   $2,937,389
                                                                ===========   ===========   ==========
INSTITUTIONAL SHARES:
Outstanding Shares of
   Beneficial Interest (unlimited
   authorization--no par value) ............................      1,444,171     3,536,543      286,873
                                                                ===========   ===========   ==========
NET ASSET VALUE, Offering and
   Redemption Price per Share ..............................    $     11.75   $     13.46   $    10.24
                                                                ===========   ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
--------------------------------------------------------------------------------

                                                       WHG INCOME       WHG
                                                       OPPORTUNITY    BALANCED
                                                          FUND          FUND
                                                       -----------   ----------

ASSETS:
Investments, at Value (Cost $90,949,664,
   and $7,265,530, respectively) ...................   $96,203,535   $7,636,330
Dividends and Interest Receivable ..................       671,943       38,443
Receivable for Investment Securities Sold ..........       455,068           --
Receivable for Capital Shares Sold .................       108,786        2,276
Deferred Offering Costs ............................            --       11,911
Receivable from Investment Adviser .................            --        4,636
Prepaid Expenses ...................................        12,146        1,700
                                                       -----------   ----------
   TOTAL ASSETS ....................................    97,451,478    7,695,296
                                                       -----------   ----------
LIABILITIES:
Payable for Investment Securities Purchased ........       721,177        6,871
Payable for Capital Shares Redeemed ................       175,519           --
Payable due to Investment Adviser ..................        24,340           --
Payable due to Administrator .......................        20,129        1,601
Payable due to Trustees' Fees ......................         5,396          480
Chief Compliance Officer Fees Payable ..............         3,175          219
Other Accrued Expenses .............................        68,839       14,466
                                                       -----------   ----------
   TOTAL LIABILITIES ...............................     1,018,575       23,637
                                                       -----------   ----------
NET ASSETS .........................................   $96,432,903   $7,671,659
                                                       ===========   ==========
NET ASSETS CONSIST OF:
Paid-in Capital ....................................   $89,296,715   $7,224,196
Undistributed Net Investment Income ................       450,614       14,826
Accumulated Net Realized Gain
   on Investments ..................................     1,431,703       61,837
Net Unrealized Appreciation
   on Investments ..................................     5,253,871      370,800
                                                       -----------   ----------
   NET ASSETS ......................................   $96,432,903   $7,671,659
                                                       ===========   ==========
INSTITUTIONAL SHARES:
Outstanding Shares of
   Beneficial Interest (unlimited
   authorization--no par value) ....................     8,699,811      701,494
                                                       ===========   ==========
NET ASSET VALUE, Offering and
   Redemption Price per Share ......................   $     11.08   $    10.94
                                                       ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             WHG           WHG          WHG
                                           LARGECAP      SMIDCAP     SMALLCAP
                                          VALUE FUND       FUND     VALUE FUND*
                                          ----------   ----------   -----------
INVESTMENT INCOME
Dividends .............................   $  114,619   $  640,173     $ 2,460
Less Foreign Taxes Withheld ...........          (67)        (202)         --
                                          ----------   ----------     -------
   TOTAL INVESTMENT INCOME ............      114,552      639,971       2,460
                                          ----------   ----------     -------
EXPENSES
Investment Advisory Fees ..............       42,570       91,565       1,661
Administration Fees ...................       15,177       32,141         542
Trustees' Fees ........................        1,420        2,800         120
Chief Compliance Officer Fees .........          943        1,717         111
Offering Costs ........................       25,741        5,432       2,493
Transfer Agent Fees ...................       15,480       16,536       2,230
Professional Fees .....................       10,628       11,909       2,484
Custodian Fees ........................        3,309        2,030         464
Registration and Filing Fees ..........        3,212        6,049         153
Printing Fees .........................          856        1,732         100
Shareholder Servicing Fees ............           --       14,878          --
Other Expenses ........................          796        1,712         148
                                          ----------   ----------     -------
   TOTAL EXPENSES .....................      120,132      188,501      10,506
Less:
Waiver of Investment
   Advisory Fees ......................      (42,570)     (36,026)     (1,661)
Reimbursement by
   Investment Adviser .................      (20,711)          --      (6,402)
Fees Paid Indirectly ..................          (89)        (110)         --
                                          ----------   ----------     -------
   NET EXPENSES .......................       56,762      152,365       2,443
                                          ----------   ----------     -------
NET INVESTMENT INCOME .................       57,790      487,606          17
                                          ----------   ----------     -------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS ........................      244,429    1,363,987        (925)
NET CHANGE IN
   UNREALIZED APPRECIATION
   ON INVESTMENTS .....................      863,956    2,595,325      59,409
                                          ----------   ----------     -------
NET REALIZED AND
   UNREALIZED GAIN
   ON INVESTMENTS .....................    1,108,385    3,959,312      58,484
                                          ----------   ----------     -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $1,166,175   $4,446,918     $58,501
                                          ==========   ==========     =======

* COMMENCED OPERATIONS ON APRIL 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                          WHG INCOME     WHG
                                                         OPPORTUNITY   BALANCED
                                                             FUND        FUND
                                                         -----------   --------
INVESTMENT INCOME
Dividends ............................................    $2,521,059   $ 41,432
Interest .............................................       842,524     55,392
Less Foreign Taxes Withheld ..........................            --        (21)
                                                          ----------   --------
   TOTAL INVESTMENT INCOME ...........................     3,363,583     96,803
                                                          ----------   --------
EXPENSES
Investment Advisory Fees .............................       327,871     22,361
Administration Fees ..................................       117,185      7,968
Trustees' Fees .......................................        11,778        714
Chief Compliance Officer Fees ........................         6,489        554
Shareholder Servicing Fees ...........................        90,765         --
Transfer Agent Fees ..................................        37,373     14,543
Professional Fees ....................................        21,735     10,007
Registration and Filing Fees .........................         9,962      3,096
Printing Fees ........................................         6,876        442
Offering Costs .......................................         5,432     16,152
Custodian Fees .......................................         3,011      1,242
Other Expenses .......................................         6,646      3,882
                                                          ----------   --------
   TOTAL EXPENSES ....................................       645,123     80,961

Less:
Waiver of Investment
   Advisory Fees .....................................      (207,907)   (22,361)
Reimbursement by
   Investment Adviser ................................            --    (28,726)
Fees Paid Indirectly .................................           (59)       (60)
                                                          ----------   --------
   NET EXPENSES ......................................       437,157     29,814
                                                          ----------   --------
NET INVESTMENT INCOME ................................     2,926,426     66,989
                                                          ----------   --------
NET REALIZED GAIN ON
   INVESTMENTS .......................................     1,451,803     65,097
NET CHANGE IN
   UNREALIZED APPRECIATION
   ON INVESTMENTS ....................................     3,375,992    274,036
                                                          ----------   --------
NET REALIZED AND
   UNREALIZED GAIN
   ON INVESTMENTS ....................................     4,827,795    339,133
                                                          ----------   --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $7,754,221   $406,122
                                                          ==========   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   PERIOD ENDED
                                                 APRIL 30, 2007     OCTOBER 31,
                                                   (UNAUDITED)         2006*
                                                ----------------   ------------

OPERATIONS:
   Net Investment Income ....................      $    57,790      $   21,712
   Net Realized Gain (Loss) on Investments ..          244,429         (57,809)
   Net Change in Unrealized Appreciation
      on Investments ........................          863,956         512,127
                                                   -----------      ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............        1,166,175         476,030
                                                   -----------      ----------
DIVIDENDS:
   Net Investment Income ....................          (39,219)             --
                                                   -----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................        7,529,762       8,353,096
   Reinvestment of Dividends ................           39,219              --
   Redeemed .................................         (510,433)        (49,300)
                                                   -----------      ----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............        7,058,548       8,303,796
                                                   -----------      ----------
   TOTAL INCREASE IN NET ASSETS .............        8,185,504       8,779,826
                                                   -----------      ----------
NET ASSETS:
   Beginning of Period ......................        8,779,826              --
                                                   -----------      ----------
   End of Period ............................      $16,965,330      $8,779,826
                                                   ===========      ==========
   Undistributed Net Investment Income ......      $    40,283      $   21,712
                                                   ===========      ==========

SHARES ISSUED AND REDEEMED:
   Issued ...................................          666,996         823,680
   Reinvestment of Dividends ................            3,543              --
   Redeemed .................................          (45,456)         (4,592)
                                                   -----------      ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................          625,083         819,088
                                                   ===========      ==========

* COMMENCED OPERATIONS ON JUNE 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   PERIOD ENDED
                                                 APRIL 30, 2007    OCTOBER 31,
                                                  (UNAUDITED)          2006*
                                                ----------------   ------------

OPERATIONS:
   Net Investment Income ....................      $   487,606      $    40,451
   Net Realized Gain on Investments .........        1,363,987           63,019
   Net Change in Unrealized Appreciation
      on Investments ........................        2,595,325          896,373
                                                   -----------      -----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............        4,446,918          999,843
                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................         (168,819)              --
   Net Realized Gains .......................          (75,561)              --
                                                   -----------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........         (244,380)              --
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................       34,302,907        9,871,201
   Reinvestment of Dividends ................          244,379               --
   Redeemed .................................       (1,693,020)        (309,328)
                                                   -----------      -----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............       32,854,266        9,561,873
                                                   -----------      -----------
   TOTAL INCREASE IN NET ASSETS .............       37,056,804       10,561,716
                                                   -----------      -----------
NET ASSETS:
   Beginning of Period ......................       10,561,716               --
                                                   -----------      -----------
   End of Period ............................      $47,618,520      $10,561,716
                                                   ===========      ===========
   Undistributed Net Investment Income ......      $   362,281      $    43,494
                                                   ===========      ===========

SHARES ISSUED AND REDEEMED:
   Issued ...................................        2,728,478          948,921
   Reinvestment of Dividends ................           20,432               --
   Redeemed .................................         (133,213)         (28,075)
                                                   -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................        2,615,697          920,846
                                                   ===========      ===========

* COMMENCED OPERATIONS ON DECEMBER 19, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                                APRIL 30, 2007*
                                                                  (UNAUDITED)
                                                                ---------------

OPERATIONS:
   Net Investment Income ....................................     $       17
   Net Realized Loss on Investments .........................           (925)
   Net Change in Unrealized Appreciation
      on Investments ........................................         59,409
                                                                  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............................         58,501
                                                                  ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................      2,878,888
                                                                  ----------
   TOTAL INCREASE IN NET ASSETS .............................      2,937,389
                                                                  ----------
NET ASSETS:
   Beginning of Period ......................................             --
                                                                  ----------
   End of Period ............................................     $2,937,389
                                                                  ==========
   Undistributed Net Investment Income ......................     $       17
                                                                  ==========

SHARES ISSUED AND REDEEMED:
   Issued ...................................................        286,873
                                                                  ==========

* COMMENCED OPERATIONS ON APRIL 2, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   PERIOD ENDED
                                                 APRIL 30, 2007     OCTOBER 31,
                                                   (UNAUDITED)         2006*
                                                ----------------   ------------

OPERATIONS:
   Net Investment Income ....................     $  2,926,426      $ 2,073,553
   Net Realized Gain (Loss) on Investments ..        1,451,803          (41,712)
   Net Change in Unrealized Appreciation
     on Investments .........................        3,375,992        1,877,879
                                                  ------------      -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............        7,754,221        3,909,720
                                                  ------------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................       (2,615,675)      (1,883,627)
   Net Realized Gains .......................          (28,451)              --
                                                  ------------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........       (2,644,126)      (1,883,627)
                                                  ------------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................       34,893,277       76,655,590
   Reinvestment of Dividends ................        2,644,124        1,875,300
   Redeemed .................................      (18,987,356)      (7,784,220)
                                                  ------------      -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .............       18,550,045       70,746,670
                                                  ------------      -----------
   TOTAL INCREASE IN NET ASSETS .............       23,660,140       72,772,763
                                                  ------------      -----------
NET ASSETS:
   Beginning of Period ......................       72,772,763               --
                                                  ------------      -----------
   End of Period ............................     $ 96,432,903      $72,772,763
                                                  ============      ===========
   Undistributed Net Investment Income ......     $    450,614      $   139,863
                                                  ============      ===========

SHARES ISSUED AND REDEEMED:
   Issued ...................................        3,242,546        7,542,685
   Reinvestment of Dividends ................          244,464          184,559
   Redeemed .................................       (1,750,362)        (764,081)
                                                  ------------      -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .....................        1,736,648        6,963,163
                                                  ============      ===========

* COMMENCED OPERATIONS ON DECEMBER 19, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   PERIOD ENDED
                                                 APRIL 30, 2007     OCTOBER 31,
                                                   (UNAUDITED)         2006*
                                                ----------------   ------------

OPERATIONS:
   Net Investment Income ....................      $   66,989        $   10,800
   Net Realized Gain (Loss) on Investments ..          65,097            (3,260)
   Net Change in Unrealized Appreciation
     on Investments .........................         274,036            96,764
                                                   ----------        ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............         406,122           104,304
                                                   ----------        ----------
DIVIDENDS:
   Net Investment Income ....................         (62,963)               --
                                                   ----------        ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................       2,703,552         4,562,339
   Reinvestment of Dividends ................          62,963                --
   Redeemed .................................        (104,658)               --
                                                   ----------        ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .............       2,661,857         4,562,339
                                                   ----------        ----------
   TOTAL INCREASE IN NET ASSETS .............       3,005,016         4,666,643
                                                   ----------        ----------
NET ASSETS:
   Beginning of Period ......................       4,666,643                --
                                                   ----------        ----------
   End of Period ............................      $7,671,659        $4,666,643
                                                   ==========        ==========
   Undistributed Net Investment Income ......      $   14,826        $   10,800
                                                   ==========        ==========

SHARES ISSUED AND REDEEMED:
   Issued ...................................         255,071           450,349
   Reinvestment of Dividends ................           5,927                --
   Redeemed .................................          (9,853)               --
                                                   ----------        ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .....................         251,145           450,349
                                                   ==========        ==========

* COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             SIX MONTHS ENDED   PERIOD ENDED
                                                              APRIL 30, 2007     OCTOBER 31,
                                                                (UNAUDITED)        2006(1)
                                                             ----------------   ------------
Net Asset Value, Beginning of Period ......................      $ 10.72           $10.00
                                                                 -------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...............................         0.06             0.04
   Net Realized and Unrealized Gain on Investments ........         1.01             0.68
                                                                 -------           ------
   Total from Investment Operations .......................         1.07             0.72
                                                                 -------           ------
DIVIDENDS:
   Net Investment Income ..................................        (0.04)              --
                                                                 -------           ------
   Total Dividends ........................................        (0.04)              --
                                                                 -------           ------
Net Asset Value, End of Period ............................      $ 11.75           $10.72
                                                                 =======           ======
   TOTAL RETURN+ ..........................................        10.02%            7.20%
                                                                 =======           ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................      $16,965           $8,780
Ratio of Expenses to Average Net Assets ...................         1.00%*(3)        1.00%*(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) .......         2.12%*           3.39%*
Ratio of Net Investment Income to Average Net Assets ......         1.02%*           1.04%*
Portfolio Turnover Rate ...................................           22%**            13%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE EXCLUDED, THE RATIO WOULD HAVE BEEN 1.00% AND 1.02%, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             SIX MONTHS ENDED   PERIOD ENDED
                                                              APRIL 30, 2007     OCTOBER 31,
                                                                (UNAUDITED)        2006(1)
                                                             ----------------   ------------
Net Asset Value, Beginning of Period ......................      $ 11.47        $ 10.00
                                                                 -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...............................         0.25           0.06
   Net Realized and Unrealized Gain on Investments ........         1.91           1.41
                                                                 -------        -------
   Total from Investment Operations .......................         2.16           1.47
                                                                 -------        -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................        (0.09)            --
   Net Realized Gains .....................................        (0.08)            --
                                                                 -------        -------
   Total Dividends and Distributions ......................        (0.17)            --
                                                                 -------        -------
   Net Asset Value, End of Period .........................      $ 13.46        $ 11.47
                                                                 =======        =======
   TOTAL RETURN+ ..........................................        19.07%         14.70%
                                                                 =======        =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................      $47,619        $10,562
Ratio of Expenses to Average Net Assets ...................         1.25%*(3)      1.25%*(3)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers, Expense Reimbursements and Fees Paid
  Indirectly) .............................................         1.54%*         3.20%*
Ratio of Net Investment Income to Average Net Assets ......         3.99%*         0.66%*
Portfolio Turnover Rate ...................................           30%**          42%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE EXCLUDED, THE RATIO WOULD HAVE BEEN 1.25% AND 1.26%, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 PERIOD ENDED
                                                              APRIL 30, 2007(1)
                                                                 (UNAUDITED)
                                                              -----------------

Net Asset Value, Beginning of Period ......................         $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...............................             --
   Net Realized and Unrealized Gain on Investments ........           0.24
                                                                    ------
   Total from Investment Operations .......................           0.24
                                                                    ------
Net Asset Value, End of Period ............................         $10.24
                                                                    ======
   TOTAL RETURN+ ..........................................           2.40%
                                                                    ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................         $2,937
Ratio of Expenses to Average Net Assets ...................           1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Expense Reimbursements) ....................           5.38%*
Ratio of Net Investment Income to Average Net Assets ......           0.01%*
Portfolio Turnover Rate ...................................              4%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           SIX MONTHS ENDED    PERIOD ENDED
                                                            APRIL 30, 2007      OCTOBER 31,
                                                              (UNAUDITED)         2006(1)
                                                           ----------------    ------------
Net Asset Value, Beginning of Period ...................        $ 10.45           $ 10.00
                                                                -------           -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ............................           0.36              0.43
   Net Realized and Unrealized Gain on Investments .....           0.58              0.39
                                                                -------           -------
   Total from Investment Operations ....................           0.94              0.82
                                                                -------           -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................          (0.31)            (0.37)
   Net Realized Gains ..................................             --(3)             --
                                                                -------           -------
   Total Dividends and Distributions ...................          (0.31)            (0.37)
                                                                -------           -------
   Net Asset Value, End of Period ......................        $ 11.08           $ 10.45
                                                                =======           =======
      TOTAL RETURN+ ....................................           9.13%             8.42%
                                                                =======           =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................        $96,433           $72,773
Ratio of Expenses to Average Net Assets ................           1.00%*            1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly) ........           1.48%*            1.73%*
Ratio of Net Investment Income to Average Net Assets ...           6.69%*            4.89%*
Portfolio Turnover Rate ................................             23%**             45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)   LESS THAN $0.01 PER SHARE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  SIX MONTHS ENDED    PERIOD ENDED
                                                                   APRIL 30, 2007     OCTOBER 31,
                                                                     (UNAUDITED)         2006(1)
                                                                  ----------------    ------------
Net Asset Value, Beginning of Period ..........................        $10.36            $10.00
                                                                       ------            ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...................................          0.12              0.03
   Net Realized and Unrealized Gain on Investments ............          0.57              0.33
                                                                       ------            ------
   Total from Investment Operations ...........................          0.69              0.36
                                                                       ------            ------
DIVIDENDS:
   Net Investment Income ......................................         (0.11)               --
                                                                       ------            ------
   Total Dividends ............................................         (0.11)               --
                                                                       ------            ------
Net Asset Value, End of Period ................................        $10.94            $10.36
                                                                       ======            ======
   TOTAL RETURN+ ..............................................          6.66%             3.60%
                                                                       ======            ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................        $7,672            $4,667
Ratio of Expenses to Average Net Assets .......................          1.00%*            1.00%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees Paid Indirectly) ..          2.72%*            7.52%*
Ratio of Net Investment Income to Average Net Assets ..........          2.25%*            2.30%*
Portfolio Turnover Rate .......................................            15%**              2%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

 **   NOT ANNUALIZED.

(1)   COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)   CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (the "Funds"). WHG SMidCap Fund and WHG Income Opportunity Fund commenced operations on December 19, 2005. WHG LargeCap Value Fund commenced operations on June 28, 2006. WHG Balanced Fund commenced operations on September 8, 2006. WHG SmallCap Value Fund commenced operations on April 2, 2007. The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing


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      methodologies  that utilize  actual market  transactions,  broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income


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      Opportunity  Fund and WHG Balanced Fund  distribute  substantially  all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception of the Funds. As of April 30, 2007, $8,248 remained to be amortized for the WHG LargeCap Value Fund, and $11,911 remained for the WHG Balanced Fund. As of April 30, 2007, such costs are estimated for the WHG SmallCap Value Fund but have not been paid.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING,
   TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $89, $110, $0, $59 and $60, respectively, which were used to offset transfer agent expenses.


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Certain   brokers,   dealers,   banks,   trust  companies  and  other  financial
representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are
based  on  the  assets  of  the  Funds  that  are  serviced  by  the   financial
representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.00% and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement.
Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.


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At April 30, 2007,  pursuant to the above,  the amount of previously  waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $112,891, $155,284, $8,063, $518,767 and $81,636, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities, for the period ended April 30, 2007, were as follows:

                                             PURCHASES     SALES AND MATURITIES
                                            -----------    --------------------
WHG LargeCap Value Fund                     $ 9,378,464         $ 2,461,639
WHG SMidCap Fund                             37,800,865           7,641,964
WHG SmallCap Value Fund                       2,504,523              99,504
WHG Income Opportunity Fund                  28,687,764          11,996,600
WHG Balanced Fund                             2,421,632             735,543

There were purchases and sales/maturities of long-term U.S. Government Securities of $2,760,788 and $3,584,469, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $423,288 and $0, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.


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The tax  character of dividends  and  distributions  declared  during the period ended October 31, 2006 was as follows:

                                                                ORDINARY INCOME
                                                                ---------------
WHG Income Opportunity Fund                                        $1,883,627

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

                      UNDISTRIBUTED     CAPITAL                       OTHER          TOTAL
                         ORDINARY     LOSS CARRY-    UNREALIZED     TEMPORARY    DISTRIBUTABLE
                          INCOME        FORWARDS    APPRECIATION   DIFFERENCES      EARNINGS
                      -------------   -----------   ------------   -----------   -------------
WHG LargeCap
   Value Fund              $ 21,712      $(56,686)    $  511,004      $     --      $  476,030
WHG SMidCap
   Fund                     115,003            --        880,877         3,963         999,843
WHG Income
   Opportunity Fund          25,851            --      1,860,379       139,863       2,026,093
WHG Balanced
   Fund                      10,800        (3,043)        96,547            --         104,304

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

                                                             TOTAL CAPITAL LOSS
                                                   EXPIRES     CARRYFORWARDS
                                                  10/31/14        10/31/06
                                                  --------   ------------------
WHG LargeCap Value Fund                            $56,686              $56,686
WHG Balanced Fund                                    3,043                3,043

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at April 30, 2007, were as follows:

                         FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
                         TAX COST     SECURITIES    SECURITIES    APPRECIATION
                       -----------   -----------   -----------   --------------
WHG LargeCap
   Value Fund          $15,844,390   $1,442,803      $ (66,720)      $1,376,083
WHG SMidCap Fund        46,411,893    3,934,783       (443,085)       3,491,698
WHG SmallCap
   Value Fund            2,663,903       95,307        (35,898)          59,409
WHG Income
   Opportunity Fund     90,949,664    6,126,681       (872,810)       5,253,871
WHG Balanced Fund        7,265,530      393,639        (22,839)         370,800


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8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. OTHER:

At April 30, 2007, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
WHG LargeCap Value Fund ............................         3           97%
WHG SMidCap Fund ...................................         4           91%
WHG SmallCap Value Fund ............................         2           96%
WHG Income Opportunity Fund ........................         3           96%
WHG Balanced Fund ..................................         1           89%

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires addi-


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tional disclosures about fair value  measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157
will  impact  the  amounts  reported  in  the  financial  statements;   however,
additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


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--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee had been applied to your account, your costs would be higher.


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--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                  BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                    VALUE       VALUE       EXPENSE      DURING
                                   11/01/06    4/30/07      RATIOS     PERIOD(1)
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
LargeCap Value                    $1,000.00   $1,100.20      1.00%       $5.21
SMidCap                            1,000.00    1,190.70      1.25         6.79
Income Opportunity                 1,000.00    1,091.30      1.00         5.19
Balanced                           1,000.00    1,066.60      1.00         5.12
HYPOTHETICAL 5% RETURN
LargeCap Value                    $1,000.00   $1,019.84      1.00%       $5.01
SMidCap                            1,000.00    1,018.60      1.25         6.26
Income Opportunity                 1,000.00    1,019.84      1.00         5.01
Balanced                           1,000.00    1,019.84      1.00         5.01
--------------------------------------------------------------------------------

                                  BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                    VALUE       VALUE       EXPENSE      DURING
                                   4/02/07     4/30/07      RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
SmallCap Value                    $1,000.00   $1,024.00      1.25%      $0.97(2)
HYPOTHETICAL 5% RETURN
SmallCap Value                    $1,000.00   $1,018.60      1.25%      $6.26(1)
--------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The beginning account values for the hypothetical 5% returns are as of November 1, 2006.

2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 28/365 (to reflect the commencement of operations period shown).


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--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its May 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the advisory agreement for the WHG LargeCap Value Fund for an initial two-year term, and at its August 2006 meeting, the Board of the Trust considered the approval of the advisory agreement for the WHG SmallCap Value Fund for an initial two-year term (each, an "Advisory Agreement"). Each Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew each Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meetings, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meetings, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of each Advisory Agreement. Among other things, at each meeting the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. At each meeting, the Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, at each meeting the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was


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--------------------------------------------------------------------------------
provided to the Board,  as was the response of the Adviser to a detailed  series
of  questions  which  included,  among  other  things,   information  about  the
background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. At each meeting, the Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Funds were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreements, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve each Advisory Agreement for an initial term of two years.

                                      NOTES

                                      NOTES

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                               Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.

WHG-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.